Segment Information (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Gross profit	R$ 15,835,816	R$ 8,833,701	R$ 8,132,652
Income loss before financial results and income taxes	R$ 6,840,386	R$ 836,141	R$ (136,289)
Gross profit, Margin percentage	25.80%	16.50%	15.10%
Income (loss) before financial results and income taxes, Margin percentage	11.10%	1.60%	(0.30%)
Corporate Segment [Member]
IfrsStatementLineItems [Line Items]
Gross profit	R$ (105,250)	R$ 30,360
Income loss before financial results and income taxes	(214,156)	90,290	(627,874)
Brazil [Member]
IfrsStatementLineItems [Line Items]
Gross profit	7,733,707	5,916,699	3,892,719
Income loss before financial results and income taxes	R$ 2,750,655	R$ 1,602,298	R$ (352,138)
Gross profit, Margin percentage	26.80%	22.00%	14.40%
Income (loss) before financial results and income taxes, Margin percentage	9.50%	6.00%	(1.30%)
International [Member]
IfrsStatementLineItems [Line Items]
Gross profit	R$ 7,431,712	R$ 2,121,851	R$ 3,523,769
Income loss before financial results and income taxes	R$ 3,981,318	R$ (1,214,167)	R$ 403,661
Gross profit, Margin percentage	25.50%	8.90%	14.60%
Income (loss) before financial results and income taxes, Margin percentage	13.60%	(5.10%)	1.70%
Other Segments [Member]
IfrsStatementLineItems [Line Items]
Gross profit	R$ 775,647	R$ 764,791	R$ 716,164
Income loss before financial results and income taxes	R$ 322,569	R$ 357,720	R$ 440,062
Gross profit, Margin percentage	23.00%	26.30%	26.50%
Income (loss) before financial results and income taxes, Margin percentage	9.60%	12.30%	16.30%
Sub Total [Member]
IfrsStatementLineItems [Line Items]
Gross profit	R$ 15,941,066	R$ 8,803,341	R$ 8,132,652
Income loss before financial results and income taxes	R$ 7,054,542	R$ 745,851	R$ 491,585